Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,378.08
Total Transaction Valuation	9,978,822.00
Total Offset Amount	347.55
Net Fee	$ 1,030.53
Offering Table N/A
Offset Table N/A